Schedule I—Condensed Financial Information of Registrant - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 146,221	$ 248,830	$ 351,032	$ 419,292
Accounts receivable—affiliates	1,271	3,651
Prepaid expenses and other	11,828	2,895
Total current assets	493,475	486,520
Total assets	12,996,327	10,387,515
Current Liabilities
Accrued liabilities—affiliates	115,123	18,952
Other current liabilities	0	18
Total current liabilities	2,065,835	214,756
Partners’ equity	712,931	1,130,729	1,639,744	1,879,978
Total liabilities and partners’ equity	12,996,327	10,387,515
Parent Company [Member]
Current assets
Cash and cash equivalents	109,950	222,130	$ 314,782	$ 392,945
Accounts receivable—affiliates	0	9,568
Prepaid expenses and other	187	104
Total current assets	110,137	231,802
Investment in affiliates	617,749	902,612
Other non-current assets	953	123
Total assets	728,839	1,134,537
Current Liabilities
Accrued liabilities—affiliates	14,750	3,033
Other current liabilities	1,158	775
Total current liabilities	15,908	3,808
Partners’ equity	712,931	1,130,729
Total liabilities and partners’ equity	$ 728,839	$ 1,134,537